Retirement benefits (Details) - GBP (£) £ in Billions	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan	£ 3.1	£ 3.1
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Pension defined benefit plans | Country of domicile
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan	£ 3.2	£ 3.2
Barclays Bank PLC | Pension defined benefit plans | Country of domicile
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan			£ 1.9